Note 15 - Financial Assets and Financial Liabilities - Summary of Sensitivity Analysis Impact on Income Before Income Taxes (Details) - Currency risk [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Chinese renminbi [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis impact on income before income taxes	$ 823	$ 795
Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis impact on income before income taxes	(589)	(220)
Kenyan shilling [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis impact on income before income taxes	(113)	(229)
Nigerian Naira [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis impact on income before income taxes	(182)	25
Norwegian krone [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis impact on income before income taxes	189	157
Polish zloty [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis impact on income before income taxes	256	336
Singapore dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis impact on income before income taxes	95	(254)
Swedish krona [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis impact on income before income taxes	$ 170	$ 227